Submission	Jun. 18, 2025
Submission [Line Items]
Central Index Key	0001498148
Registrant Name	ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES